Document and Entity Information	6 Months Ended
	Jun. 30, 2014	Jul. 20, 2014 Class A Common Stock [Member]	Jul. 20, 2014 Class B Common Stock [Member]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Entity Registrant Name	Silver Falcon Mining, Inc.
Entity Central Index Key	0001464830
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,121,939,992	28,753,180